Insurance Risk Management - Summary of Actual Claims Compared with Previous Estimates (Details) - Insurance risk [member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	₩ 4,358,110
Actual claims that arise from contracts within scope of IFRS 17	4,278,692
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	1,656,016
Tongyang Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	79,418
Tongyang Life Insurance Co., Ltd. | Discount Effect
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	(6,613)
Tongyang Life Insurance Co., Ltd. | Claims Incurred but Expected to be Paid Within One Year
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	1,580,634
Tongyang Life Insurance Co., Ltd. | Risk Adjustment for Non-Financial Risk
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	2,577
ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,566,550
Actual claims that arise from contracts within scope of IFRS 17	1,520,063
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	614,935
ABL Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	46,487
ABL Life Insurance Co., Ltd. | Discount Effect
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	(4,441)
ABL Life Insurance Co., Ltd. | Claims Incurred but Expected to be Paid Within One Year
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	571,128
ABL Life Insurance Co., Ltd. | Risk Adjustment for Non-Financial Risk
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	1,761
Year of Claim Paid | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	3,457,526
Year of Claim Paid | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,261,560
After 1 year | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	676,368
After 1 year | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	223,846
After 2 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	88,515
After 2 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	25,735
After 3 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	35,953
After 3 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	7,868
After 4 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	20,330
After 4 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,055
Four years before reporting year [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	2,339,594
Actual claims that arise from contracts within scope of IFRS 17	2,336,741
Four years before reporting year [member] | Tongyang Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	2,853
Four years before reporting year [member] | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	311,417
Actual claims that arise from contracts within scope of IFRS 17	310,962
Four years before reporting year [member] | ABL Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	455
Four years before reporting year [member] | Year of Claim Paid | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,812,292
Four years before reporting year [member] | Year of Claim Paid | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	243,473
Four years before reporting year [member] | After 1 year | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	411,882
Four years before reporting year [member] | After 1 year | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	54,825
Four years before reporting year [member] | After 2 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	63,012
Four years before reporting year [member] | After 2 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	8,415
Four years before reporting year [member] | After 3 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	29,225
Four years before reporting year [member] | After 3 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	3,194
Four years before reporting year [member] | After 4 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	20,330
Four years before reporting year [member] | After 4 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	1,055
Three years before reporting year [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	467,507
Actual claims that arise from contracts within scope of IFRS 17	465,292
Three years before reporting year [member] | Tongyang Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	2,215
Three years before reporting year [member] | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	316,286
Actual claims that arise from contracts within scope of IFRS 17	315,392
Three years before reporting year [member] | ABL Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	894
Three years before reporting year [member] | Year of Claim Paid | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	364,924
Three years before reporting year [member] | Year of Claim Paid | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	245,603
Three years before reporting year [member] | After 1 year | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	81,397
Three years before reporting year [member] | After 1 year | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	56,432
Three years before reporting year [member] | After 2 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	12,243
Three years before reporting year [member] | After 2 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	8,683
Three years before reporting year [member] | After 3 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	6,728
Three years before reporting year [member] | After 3 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	4,674
Three years before reporting year [member] | After 4 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Three years before reporting year [member] | After 4 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Two years before reporting year [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	488,120
Actual claims that arise from contracts within scope of IFRS 17	483,266
Two years before reporting year [member] | Tongyang Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	4,854
Two years before reporting year [member] | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	319,229
Actual claims that arise from contracts within scope of IFRS 17	316,612
Two years before reporting year [member] | ABL Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	2,617
Two years before reporting year [member] | Year of Claim Paid | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	385,828
Two years before reporting year [member] | Year of Claim Paid | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	251,974
Two years before reporting year [member] | After 1 year | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	84,178
Two years before reporting year [member] | After 1 year | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	56,002
Two years before reporting year [member] | After 2 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	13,260
Two years before reporting year [member] | After 2 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	8,637
Two years before reporting year [member] | After 3 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Two years before reporting year [member] | After 3 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Two years before reporting year [member] | After 4 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Two years before reporting year [member] | After 4 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
One year before reporting year [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	524,256
Actual claims that arise from contracts within scope of IFRS 17	512,923
One year before reporting year [member] | Tongyang Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	11,333
One year before reporting year [member] | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	303,193
Actual claims that arise from contracts within scope of IFRS 17	296,847
One year before reporting year [member] | ABL Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	6,346
One year before reporting year [member] | Year of Claim Paid | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	414,012
One year before reporting year [member] | Year of Claim Paid | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	240,260
One year before reporting year [member] | After 1 year | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	98,911
One year before reporting year [member] | After 1 year | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	56,587
One year before reporting year [member] | After 2 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
One year before reporting year [member] | After 2 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
One year before reporting year [member] | After 3 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
One year before reporting year [member] | After 3 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
One year before reporting year [member] | After 4 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
One year before reporting year [member] | After 4 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Reporting year [member] | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	538,633
Actual claims that arise from contracts within scope of IFRS 17	480,470
Reporting year [member] | Tongyang Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	58,163
Reporting year [member] | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	316,425
Actual claims that arise from contracts within scope of IFRS 17	280,250
Reporting year [member] | ABL Life Insurance Co., Ltd. | Difference Between Claims Estimates and Claims Paid
Disclosure of actual claims compared with previous estimates [line items]
Liabilities for incurred claims that arise from contracts within scope of IFRS 17	36,175
Reporting year [member] | Year of Claim Paid | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	480,470
Reporting year [member] | Year of Claim Paid | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	280,250
Reporting year [member] | After 1 year | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Reporting year [member] | After 1 year | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Reporting year [member] | After 2 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Reporting year [member] | After 2 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Reporting year [member] | After 3 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Reporting year [member] | After 3 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Reporting year [member] | After 4 years | Tongyang Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	0
Reporting year [member] | After 4 years | ABL Life Insurance Co., Ltd.
Disclosure of actual claims compared with previous estimates [line items]
Estimate of undiscounted claims that arise from contracts within scope of IFRS 17	₩ 0